RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Accounts receivable from related parties, net of allowance for credit losses	$ 78,566	$ 309,911
Advances received from related parties	239,469	246,080
Rental income	251,000	276,000
Related Company Owned By Mr Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 2,100,000	2,900,000		¥ 15	¥ 20
Debt instrument term	12 months
Ownership percentage	100.00%			100.00%
Debt interest rate	5.85%
Debt, maturity date	May 17, 2024
Taoping New Media Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenues from related parties	$ 200,000	100,000	$ 100,000
Accounts receivable from related parties, net of allowance for credit losses	600,000	100,000	400,000
Advances received from related parties	100,000	100,000	100,000
Rental income			27,000
Due to related party	3,000,000.0	3,300,000
Taoping Affiliate Customers [Member] | System Maintenance Service [Member]
Related Party Transaction [Line Items]
Other revenue related party		20,000	$ 49,000
Related Company Owned By Mr Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 900,000	$ 400,000
Debt instrument term	2 years